15. Non-financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Non-financial Assets And Liabilities
Non-financial assets and liabilities
15.1.	Other non-financial assets

	12-31-2020	12-31-2019
	ARS 000	ARS 000

Non-current:
Tax credits	286,323	758,751
Income tax credits	193,282	173,499
Prepayments to vendors	4,511	6,011
	484,116	938,261

Current:
Upfront payments of inventories purchases	118,366	289,778
Prepayment insurance	116,652	593,985
Tax credits	629,240	393,832
Other	36,103	92,316
	900,361	1,369,911

15.2.	Other non-financial liabilities

	12-31-2020	12-31-2019
	ARS 000	ARS 000

Non-current:
VAT payable	5,077,447	5,672,279
Tax on bank account transactions payable	176,855	256,192
	5,254,302	5,928,471

Current:
VAT payable	1,876,358	1,888,727
Turnover tax payable	53,845	79,961
Income tax withholdings payable	39,785	62,205
Concession fees and royalties	62,918	85,609
Tax on bank account transactions payable	215,982	184,592
Other	2,310	60,059
	2,251,198	2,361,153

15.3.	Compensation and employee benefits liabilities

	12-31-2020	12-31-2019
	ARS 000	ARS 000

Non-current:
Employee long-term benefits	314,612	312,142

The following tables summarize the components of net benefit expense recognized in the consolidated statement of income as long-term employee benefit plans and the changes in the long-term employee benefit liabilities recognized in the consolidated statement of financial position.

	12-31-2020	12-31-2019
	ARS 000	ARS 000
Benefit plan expenses
Cost of interest	22,996	17,754
Cost of service for the current year	99,697	47,641
Past service cost	-	37,719
Expense recognized during the year	122,693	103,114

Defined benefit obligation at beginning of year	312,142	310,617
Cost of interest	88,216	38,641
Cost of service for the current year	20,347	14,400
Past service cost	-	37,719
Actuarial (gains) losses	(7,471)	59,403
Benefits paid	(15,759)	(40,149)
Decrease due to gain on net monetary position	(82,863)	(108,489)
Defined benefit obligation at end of year	314,612	312,142

The main key assumptions used to determine the obligations as of year-end are as follows:

Main key assumptions used	2020	2019

Discount rate	5,50%	5,50%

Increase in the real annual salary	2,00%	2,00%

Turn over of participants	0,73%	0,73%

A one percentage point change in the discount rate applied would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2020 year-end	(24,754)	29,105
Effect on the benefit obligation as of the 2019 year-end	(25,328)	29,849

A one percentage point change in the annual salary assumed would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2020 year-end	27,115	(23,487)
Effect on the benefit obligation as of the 2019 year-end	27,872	(24,089)

As of December 31, 2020 and 2019, the Group had no assets in connection with employee benefit plans.

	12-31-2020	12-31-2019
	ARS 000	ARS 000
Current:
Vacation and statutory bonus	413,302	330,042
Contributions payable	129,041	130,514
Bonus accrual	445,068	484,316
Other	31,508	6,355
	1,018,919	951,227